Deposits	12 Months Ended
Dec. 31, 2023
Disclosure Deposits Abstract
Deposits

9.	Deposits

	2023	2022
Court deposits	510,317	591,177
Deposit in guarantee for lease agreements	937,432	934,204
Maintenance deposits	1,044,967	1,134,389
Others	63,221	-
Total	2,555,937	2,659,770

Current	264,524	380,267
Non-current	2,291,413	2,279,503

9.1.	Maintenance deposits

The Company makes deposits in U.S. dollars for the maintenance of aircraft and engines, which will be used in future events as established in certain lease agreements.

Maintenance deposits do not exempt the Company, as a lessee, from contractual obligations related to the maintenance or the risk associated with operating activities. These deposits can be replaced by bank guarantees or letters of credit (SBLC - stand by letter of credit) as according to the conditions established in the aircraft lease agreement. The Company has the right to choose to perform maintenance internally or through its suppliers. As of December 31, 2023, no letter of credit had been executed against the Company.

The Company has two categories of maintenance deposits:

•	Maintenance guarantee: Refers to one-time deposits that are refunded at the end of the lease, and can also be used in maintenance events, depending on negotiations with lessors. The balance of these deposits on December 31, 2023 was R$164,314 (R$231,222 on December 31, 2022).
•	Maintenance reserve: Refers to amounts paid monthly based on the use of components and can be used in maintenance events as set by an agreement. On December 31, 2023, the balance referring to such reserves was R$880,653 (R$903,167 on December 31, 2022).

9.2.	Court deposits

Court deposits and blocks represent guarantees of tax, civil and labor lawsuits, kept in court until the resolution of the disputes to which they are related. Part of the court deposits refers to civil and labor lawsuits arising from succession requests in lawsuits filed against Varig S.A. or also labor lawsuits filed by employees who do not belong to GLA or any related party. Bearing in mind that the Company is not a legitimate party to be the defendant in these legal actions, whenever blockages occur, its exclusion and respective release of retained resources are demanded. As of December 31, 2023, the blocked amounts referring to Varig S.A.'s succession proceedings and third-party proceedings were R$47,754 and R$70,904, respectively (R$51,577 and R$100,427 as of December 31, 2022), the remaining amounts refer to legal proceedings to which the Company is the main party.

9.3.	Deposits in guarantee for leases agreements

As required by the lease agreements, the Company makes guarantee deposits (in U.S. dollars) to the leasing companies, which can be redeemed if replaced by other bank guarantees or fully redeemed at maturity.